Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of future aggregate minimum lease non-cancellable operating leases
	06.30.2025	06.30.2024	06.30.2023
No later than 1 year	36,242	19,952	15,561
Later than 1 year and not later than 5 years	30,511	38,322	21,694
More than 5 years	10,630	22,476	19,239
	77,383	80,750	56,494
	06.30.2025	06.30.2024	06.30.2023
No later than 1 year	53,738	58,795	62,495
Later than 1 year and not later than 5 years	51,081	45,770	62,247
More than 5 years	585	289	2,993
	105,404	104,854	127,735
	06.30.2025	06.30.2024	06.30.2023
No later than 1 year	2,574	3,477	2,735
Later than 1 year and not later than 5 years	4,655	9,217	6,740
More than 5 years	-	-	103
	7,229	12,694	9,578